T. ROWE PRICE U.S. LARGE-CAP CORE FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.6%
COMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 1.2%
AT&T	183,071	6,927
		6,927
Entertainment 1.7%
Netflix (1)	3,700	990
Walt Disney	67,944	8,855
		9,845
Interactive Media & Services 5.9%
Alphabet, Class C (1)	18,845	22,972
Facebook, Class A (1)	58,607	10,437
		33,409
Total Communication Services		50,181
CONSUMER DISCRETIONARY 9.8%
Auto Components 1.0%
Magna International	110,900	5,914
		5,914
Hotels, Restaurants & Leisure 4.1%
McDonald's	41,864	8,988
MGM Resorts International	219,949	6,097
Yum! Brands	71,769	8,141
		23,226
Internet & Direct Marketing Retail 3.5%
Amazon.com (1)	11,562	20,071
		20,071
Multiline Retail 1.2%
Dollar General	43,142	6,857
		6,857
Total Consumer Discretionary		56,068

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The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 5.7%
Beverages 2.0%
PepsiCo	84,047	11,523
		11,523
Food Products 2.4%
Corteva	119,417	3,344
Mondelez International, Class A	186,713	10,329
		13,673
Tobacco 1.3%
Philip Morris International	94,183	7,151
		7,151
Total Consumer Staples		32,347
ENERGY 2.0%
Energy Equipment & Services 0.6%
Halliburton	177,900	3,353
		3,353
Oil, Gas & Consumable Fuels 1.4%
Concho Resources	52,164	3,542
EOG Resources	57,271	4,251
		7,793
Total Energy		11,146
FINANCIALS 14.1%
Banks 6.0%
JPMorgan Chase	93,312	10,982
KeyCorp	322,710	5,757
PNC Financial Services Group	65,758	9,217
Wells Fargo	167,000	8,423
		34,379
Capital Markets 3.0%
Intercontinental Exchange	95,724	8,833
Morgan Stanley	193,200	8,244
		17,077
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)

Insurance 5.1%
American International Group	190,042	10,585
Marsh & McLennan	91,583	9,163
Willis Towers Watson	47,572	9,180
		28,928
Total Financials		80,384
HEALTH CARE 15.1%
Biotechnology 1.6%
AbbVie	74,100	5,611
Vertex Pharmaceuticals (1)	22,900	3,879
		9,490
Health Care Equipment & Supplies 8.6%
Becton Dickinson & Company	26,724	6,760
Boston Scientific (1)	177,100	7,206
Danaher	86,289	12,463
Medtronic	131,855	14,322
Stryker	40,318	8,721
		49,472
Health Care Providers & Services 1.6%
Cigna	51,002	7,742
UnitedHealth Group	5,623	1,222
		8,964
Pharmaceuticals 3.3%
Johnson & Johnson	64,342	8,324
Pfizer	288,948	10,382
		18,706
Total Health Care		86,632
INDUSTRIALS & BUSINESS SERVICES 9.2%
Aerospace & Defense 3.9%
Boeing	35,400	13,469
Northrop Grumman	23,400	8,770
		22,239

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.6%
Waste Connections	101,136	9,305
		9,305
Industrial Conglomerates 2.7%
General Electric	1,056,600	9,446
Honeywell International	33,192	5,616
		15,062
Road & Rail 1.0%
Kansas City Southern	43,000	5,719
		5,719
Total Industrials & Business Services		52,325
INFORMATION TECHNOLOGY 20.1%
Communications Equipment 1.6%
Cisco Systems	185,453	9,163
		9,163
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A	38,500	3,715
		3,715
IT Services 7.7%
Accenture, Class A	38,407	7,388
Cognizant Technology Solutions, Class A	48,000	2,893
Fidelity National Information Services	70,491	9,358
Fiserv (1)	99,235	10,280
Visa, Class A	81,879	14,084
		44,003
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials	68,000	3,393
Micron Technology (1)	85,017	3,643
Xilinx	23,700	2,273
		9,309
Services 1.2%
salesforce.com (1)	45,400	6,739
		6,739
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
Software 4.3%
Microsoft	177,085	24,620
		24,620
Technology Hardware, Storage & Peripherals 3.1%
Apple	78,059	17,483
		17,483
Total Information Technology		115,032
MATERIALS 4.4%
Chemicals 3.2%
DuPont de Nemours	110,517	7,881
Linde	54,300	10,519
		18,400
Restaurants 1.2%
Air Products & Chemicals	31,610	7,013
		7,013
Total Materials		25,413
REAL ESTATE 1.1%
Equity Real Estate Investment Trusts 1.1%
American Tower, REIT	29,608	6,547
Total Real Estate		6,547
UTILITIES 6.3%
Electric Utilities 3.2%
Exelon	157,700	7,619
NextEra Energy	46,273	10,781
		18,400
Multi-Utilities 1.7%
Sempra Energy	68,299	10,081
		10,081

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 1.4%
American Water Works	62,804	7,802
		7,802
Total Utilities		36,283
Total Common Stocks (Cost $425,269)		552,358

SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 2.00% (2)(3)	20,729,975	20,730
Total Short-Term Investments (Cost $20,730)		20,730

Total Investments in Securities 100.2%
(Cost $445,999)		$573,088
Other Assets Less Liabilities (0.2)%		(1,064)
Net Assets 100.0%		$572,024

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$357	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$7,744	¤	¤$	20,730	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $357 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,730.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.